RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2021	Nov. 30, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 1,533,893	$ 5,365	$ 3,769,052	$ 15,620
Royalty income	11,579		46,012
Directors [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	1,501,684		1,501,684		$ 275,486
Revenue			519,640	0
Rent			27,087	0
Indie Flix [Member]
IfrsStatementLineItems [Line Items]
Royalties			426,723	0
Royalty income			46,012	0
Payable amount	241,046		241,046		184,627
Receivable amount	37,520		37,520		91,222
iGEMS [Member]
IfrsStatementLineItems [Line Items]
Payable amount	$ 561		561		$ 0
Content curation costs			$ 76,802	$ 0